Rule 24f-2 Notice
    Stein Roe Income Trust
   File #33-02633

1.       Stein Roe Income Trust
         One Financial Center
         Boston, MA 02111

2. Name of each series or class of funds for which this notice is filed:


         Stein Roe High Yield Fund
         Stein Roe Cash Reserves Fund
         Stein Roe Income Fund
         Stein Roe Intermediate Bond Fund


3.       Investment Company Act File #              811-4552

         Securities Act File Number #                33-02633

4.       Last day of fiscal year for which this notice
         is filed:                                     6/30/99

5.       Calculation of registration fee:

(i)        Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):           $ 1,702,265,508.14

(ii)       Aggregate price of securities redeemed or
           repurchased during the fiscal year:               $ 1,816,847,528.67

(iii)    Aggregate price of shares redeemed or
           repurchased during any prior fiscal year ending no
           earlier than October 11, 1995 that were not
           previously used to reduce registration fees payable
           to the Commission:                                   $0.00

(iv)       Total available redemption credits:               $ 1,816,847,528.67

(v)        Net sales:                                           $0.00
(vi)       Redemption credits available for use in future
           years:                                             $114,582,020.53

(vii)    Multiplier for determining registration fee:          0.000278

(viii)Registration fee due:                                     $0.00


6.       Prepaid Shares

         If the response to Item 5(i) was determined by
         deducting an amount of securities that were
         registered under the Securities Act of 1933
         pursuant to rule 24e-2 as in effect before
         October 11, 1997, then report the amount of
         securities(number of shares or other units)
         deducted here:                                   0
         If there is a number of shares or other units
         that were registered pursuant to rule 24e-2
         remaining unsold at the end of the fiscal year
         for which this form is filed that are available
         for use by the issuer in future fiscal years,
         then state that number here:                     0

7.       Interest due -- if this form is being filed more
         than 90 days after the end of the issuer s fiscal
         year:                                              0

8.       Total of the amount of the registration fee due
         plus any interest due:                              0

9.       Date the registration fee and any interest payment
         was sent to the Commissions lockbox depository      Sept-27-1999

         Method of Payment:                                  No Payment Due

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.




                                                     By ________________________
                                                             Gail Knudsen
                                                            Vice President
September 27, 1999